Taxes on Income	12 Months Ended
Dec. 31, 2021
Disclosure of income tax [text block] [Abstract]
TAXES ON INCOME

NOTE 16:- TAXES ON INCOME

a.	Corporate tax rates in Israel:

The Israeli corporate tax rate in 2020 and 2021 was 23%.

b.	Final tax assessments:

The Company received final tax assessments through 2016.

c.	Net operating loss carryforwards for tax purposes and other temporary differences:

as of December 31, 2021, the Company had loss carryforwards and other temporary differences amounting to approximately NIS 311,625 ($ 100,201).

d.	Deferred taxes:

The Company did not recognize deferred tax assets for loss carryforwards and other temporary differences because their utilization in the foreseeable future is not probable.

e.	Current taxes:

The Company did not record any current taxes for the years ended December 31, 2019, 2020 and 2021 as it is still incurring losses on an ongoing basis.

f.	Theoretical tax:

The reconciliation between the tax expense, assuming that all the income and expenses, gains and losses in the statement of income were taxed at the statutory tax rate and the taxes on income recorded in profit or loss (0%), relates to the creation of tax loss carryforwards and other temporary differences for which deferred tax assets were not recorded.